Consolidated statements of comprehensive income/(loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income/(loss)	€ (245,378)	€ 17,161	€ (21,489)
Other comprehensive income/(loss):
Currency translation adjustments	(58)	151	91
Total other comprehensive income/(loss)	(58)	151	91
Comprehensive income/(loss)	€ (245,436)	€ 17,312	€ (21,398)